Segment Information - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Item	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of operating segments [line items]
Revenue from Major Customer	R$ 25,865,001	R$ 20,437,835	R$ 20,611,409
Rumo S.A. [member] | Major Customers [member]
Disclosure of operating segments [line items]
Number of largest customers | Item	6
Revenue from Major Customer	R$ 2,916,247	R$ 2,939,945	R$ 773,286